Cash, cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2022
Cash, cash equivalents and restricted cash
Cash, cash equivalents and restricted cash

6.  Cash, cash equivalents and restricted cash

As of December 31, 2022 and 2021 this caption is comprised as follow:

	2022		2021
Cash in banks	US$	77,224	US$	463,666
Cash on hand		425		266
Short-term investments		627,331		270,028
Restricted funds held in trust related to debt service reserves		6,873		7,162
Total cash, cash equivalents and restricted cash	US$	711,853	US$	741,122

As of December 31, 2022 and 2021, the Company recorded a portion of advance ticket sales by an amount of US$6,873 and US$7,162, respectively, as a restricted fund (Note 1e). The restricted funds held in Trusts are used to constitute the debt service reserves and cannot be used for purposes other than those established in the contracts of the Trusts.